Capital (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Schedule of Share Capital Information

Nature of the Transactions	Share Capital	Share premium	Number of shares	Nominal value
	$ in thousands (except number of shares)			in €
Balance as of January 1, 2023	2,955	583,122	45,675,968	0.05
Capital increase of Cellectis	1,401	68,584	25,907,800
Transaction costs related to capital increase	-	(2,049)	-
Exercise of share warrants, employee warrants, stock options and free-shares vesting	9	-	167,433
Non-cash stock-based compensation expense	-	7,086	-
Other movements	-	(133,958)	-
Balance as of December 31, 2023	4,365	522,785	71,751,201	0.05

Balance as of January 1, 2024	4,365	522,785	71,751,201	0.05
Allocation of prior period loss		(112,911)
Capital increase of Cellectis	1,505	138,495	28,000,000
Transaction costs related to capital increase	-	(207)	-
Derecognition of AZ derivative	-	(56,970)	-
Exercise of share warrants, employee warrants, stock-options and free-shares vesting	19	9	342,672
Non-cash stock-based compensation expense	-	3,167	-
Other movements	-	(79)	-
Balance as of December 31, 2024	5,889	494,288	100,093,873	0.05

Balance as of January 1, 2025	5,889	494,288	100,093,873	0.05
Allocation of prior period loss (1)	-	(62,999)	-
Exercise of share warrants, employee warrants, stock-options and vesting of free-shares (2)	14	36	245,568
Non-cash stock-based compensation expense	-	6,110	-
Other movements	-	11	-
Balance as of December 31, 2025	5,903	437,445	100,339,441	0.05

Capital evolution in 2025

(1)
The standalone statutory loss for the year ended December 31, 2024 of the parent company was allocated to premiums related to share capital for 58.2 million euros or approximately $63.0 million following the decision of the Annual General Meeting of shareholders which took place on June 26, 2025. The difference between this standalone statutory loss of the parent company and the consolidated net loss was allocated to retained deficit for $26.2 million.
(2)
During the year ended December 31, 2025, 245,568 ordinary shares were issued to the benefit of Company's employees related to the free shares plans which met vesting conditions and exercised stock options.

Schedule of Share Warrants and Non-employee Warrants

Date	Type	Number of outstanding instruments as of 01/01/2025	Number of instruments granted	Number of options/warrants exercised	Number of free shares vested	Number of instruments voided	Number of outstanding instruments as of 12/31/2025	Maximum of shares to be issued	Number of exercisable warrants and stock options as of 12/31/2025	Exercise price per option / warrant in Euros
03/24/2015	Stock Options	1,336,826	-	-	-	(1,336,826)	-	-	-	38.45
03/27/2015	Warrants	50,000	-	-	-	(50,000)	-	-	-	38.45
09/08/2015	Warrants	74,200	-	-	-	(74,200)	-	-	-	28.01
09/08/2015	Stock Options	1,301,000	-	-	-	(1,301,000)	-	-	-	27.55
03/14/2016	Warrants	66,675	-	-	-	(40,175)	26,500	28,090	26,500	27.37
03/14/2016	Stock Options	1,261,336	-	-	-	-	1,261,336	1,337,016	1,261,336	22.44
10/28/2016	Warrants	68,000	-	-	-	(40,000)	28,000	29,680	28,000	18.68
10/28/2016	Stock Options	1,440,646	-	-	-	(2,704)	1,437,942	1,524,220	1,437,943	17.90
10/11/2017	Warrants	80,000	-	-	-	(40,000)	40,000	42,400	40,000	24.34
10/11/2017	Stock Options	665,000	-	-	-	-	665,000	704,900	665,000	22.57
10/08/2018	Stock Options	5,000	-	-	-	-	5,000	5,300	5,000	24.80
04/24/2019	Stock Options	904,291	-	-	-	(10,500)	893,791	947,418	893,791	18.25
11/06/2019	Stock Options	30,000	-	-	-	-	30,000	31,800	30,000	11.06
07/20/2020	Stock Options	17,000	-	-	-	-	17,000	18,020	17,000	15.12
08/05/2020	Stock Options	114,000	-	-	-	-	114,000	120,840	114,000	14.62
11/05/2020	Stock Options	20,500	-	-	-	-	20,500	21,730	20,500	14.62
03/04/2021	Stock Options	654,881	-	-	-	(14,780)	640,102	678,508	639,610	19.44
03/05/2021	Free shares	788	-	-	-	(788)	-	-	-	-
04/13/2021	Stock Options	27,465	-	-	-	-	27,465	29,113	27,465	16.07
05/12/2021	Stock Options	2,844	-	-	-	(2,844)	-	-	-	14.36
05/28/2021	Stock Options	25,000	-	-	-	-	25,000	26,500	25,000	12.69
09/30/2021	Stock Options	450	-	-	-	-	450	477	450	11.51
11/25/2021	Stock Options	3,094	-	-	-	(3,094)	-	-	-	8.81
03/03/2022	Free shares	192,480	-	-	(192,728)	248	0	0	-	-
03/03/2022	Stock Options	499,045	-	-	-	-	499,045	528,988	494,759	4.41
03/29/2022	Free shares	2,014	-	-	(2,014)	-	-	-	-	-
03/29/2022	Stock Options	3,400	-	-	-	-	3,400	3,604	3,188	3.96
05/24/2022	Free shares	34,856	-	-	(34,002)	(854)	0	0	-	-
05/24/2022	Stock Options	37,580	-	-	-	-	37,580	39,835	37,258	3.48
12/19/2022	Free shares	1,606	-	-	(636)	(970)	-	-	-	-
12/19/2022	Stock Options	1,255	-	-	-	(1,255)	-	-	-	2.09
01/24/2023	Free shares	277,538	-	-	(2,612)	(22,980)	251,946	251,946	-	-
01/24/2023	Stock Options	1,084,941	-	-	-	-	1,084,941	1,150,037	691,956	3.17
05/04/2023	Stock Options	355,650	-	(300)	-	-	355,350	376,671	233,681	1.80
06/26/2023	Stock Options	46,753	-	(2,000)	-	(2,656)	42,096	44,622	26,088	1.74
01/25/2024	Stock Options	1,412,476	-	-	-	-	1,412,476	1,497,225	466,117	2.60
05/15/2024	Stock Options	571,625	-	(2,742)	-	(34,533)	534,350	534,350	201,006	2.82
06/26/2024	Stock Options	556,562	-	(8,396)	-	(2,530)	545,636	545,636	190,537	2.07
08/07/2024	Stock Options	100,000	-	-	-	-	100,000	100,000	33,000	1.90
09/05/2024	Stock Options	21,000	-	-	-	-	21,000	21,000	6,563	2.08
11/04/2024	Stock Options	19,675	-	-	-	(9,800)	9,875	9,875	2,469	1.70
01/30/2025	Stock Options	-	3,851,783	-	-	-	3,851,783	3,851,783	-	1.56
03/13/2025	Stock Options	-	1,866,150	-	-	(84,625)	1,781,525	1,781,525	-	1.26
06/23/2025	Stock Options	-	476,100	-	-	(4,500)	471,600	471,600	-	1.28
08/04/2025	Warrants	-	75,000	-	-	-	75,000	75,000	23,438	2.59
11/07/2025	Stock Options	-	132,000	-	-	-	132,000	132,000	-	3.07
12/09/2025	Stock Options	-	20,000	-	-	-	20,000	20,000	-	4.07

	Total	13,367,451	6,421,033	(13,438)	(231,992)	(3,081,364)	16,461,689	16,981,708	7,641,653